Note 7 - Obligations Under Capital Leases (Detail) - Minimum Lease Payments on Capital Lease Obligations (USD $)	Dec. 31, 2013	Dec. 31, 2012
2012		$ 108,231
2013	87,303
	195,534
Less: imputed interest	(17,978)	17,978
	$ 177,556